Fair Value Measurements - Schedule of Significant Unobservable Inputs Used in Black-Scholes Model to Measure Warrants Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected volatility	37.74%	29.63%	34.66%	28.37%
Expected term	6 years 21 days	6 years 3 months 18 days	4 years 8 months 4 days	6 years 3 months 14 days
Risk-free interest rate	1.06%	1.47%	0.84%	1.95%
Convertible securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Discount factor				15.00%
Convertible securities | Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price value				$ 357,802
Strike Price value				$ 531,315
Expected volatility				49.00%
Expected term				3 years
Risk-free interest rate				1.62%
Convertible securities | Minimum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price value				$ 305,132
Strike Price value				$ 462,012
Expected volatility				45.00%
Expected term				2 years
Risk-free interest rate				1.58%
Derivative liabilities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Discount factor				15.00%
Derivative liabilities | Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price value				$ 357,802
Strike Price value				$ 965,184
Expected volatility				49.00%
Expected term				3 years
Risk-free interest rate				1.62%
Derivative liabilities | Minimum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price value				$ 305,132
Strike Price value				$ 462,012
Expected volatility				45.00%
Expected term				2 years
Risk-free interest rate				1.58%
Common Stock Purchase Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price			$ 30.14	$ 7.19
Strike Price			$ 1.04	$ 1.04
Expected volatility			56.00%
Expected term			7 days
Risk-free interest rate			0.09%
Discount factor			13.00%	15.00%
Common Stock Purchase Warrants [Member] | Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected volatility				84.60%
Expected term				3 years
Risk-free interest rate				1.62%
Common Stock Purchase Warrants [Member] | Minimum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected volatility				81.10%
Expected term				2 years
Risk-free interest rate				1.58%
Preferred Stock Purchase Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning stock price				$ 10.27
Strike Price				$ 17.27
Discount factor				15.00%
Preferred Stock Purchase Warrants [Member] | Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected volatility				49.00%
Expected term				3 years
Risk-free interest rate				1.62%
Preferred Stock Purchase Warrants [Member] | Minimum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Expected volatility				45.00%
Expected term				2 years
Risk-free interest rate				1.58%